Intangible assets (Tables)	12 Months Ended
Aug. 31, 2024
Intangible assets
Summary of intangible assets

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2022	1,035,070	101,775	—	98,294	79,550	18,858	1,333,547
Currency translation	—	—	—	6,057	4,556	1,211	11,824
Balance at August 31, 2023	1,035,070	101,775	—	104,351	84,106	20,069	1,345,371
Additions	—	—	63,316	—	—	—	63,316
Currency translation	—	—	—	(862)	(604)	(172)	(1,638)
Balance at August 31, 2024	1,035,070	101,775	63,316	103,489	83,502	19,897	1,407,049

Accumulated depreciation
Balance at August 31, 2022	159,089	24,700	—	14,439	19,830	2,819	220,877
Depreciation	103,508	12,920	—	20,426	16,911	4,005	157,770
Balance at August 31, 2023	262,597	37,620	—	34,865	36,741	6,824	378,647
Depreciation	103,507	12,920	1,277	21,028	17,082	4,045	159,859
Balance at August 31, 2024	366,104	50,540	1,277	55,893	53,823	10,869	538,506

Net carrying amount
As at August 31, 2023	772,473	64,155	—	69,486	47,365	13,245	966,724
As at August 31, 2024	668,966	51,235	62,039	47,596	29,679	9,028	868,543